Risks and Uncertainties (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2023	Mar. 31, 2023
Concentration Risk [Line Items]
Carrying Value	$ 524,927	$ 363,332	$ 385,851
Alternative Investments | Industry Risk
Concentration Risk [Line Items]
Carrying Value	$ 524,927	$ 363,332	$ 385,851
Percent of Total	100.00%	100.00%	100.00%
Alternative Investments | Industry Risk | Software and services
Concentration Risk [Line Items]
Carrying Value	$ 91,507	$ 53,176	$ 54,944
Percent of Total	17.40%	14.60%	14.20%
Alternative Investments | Industry Risk | Food and staples retailing
Concentration Risk [Line Items]
Carrying Value	$ 33,817	$ 41,738	$ 38,210
Percent of Total	6.40%	11.50%	9.90%
Alternative Investments | Industry Risk | Diversified financials
Concentration Risk [Line Items]
Carrying Value	$ 88,418	$ 40,791	$ 52,544
Percent of Total	16.80%	11.20%	13.60%
Alternative Investments | Industry Risk | Capital goods
Concentration Risk [Line Items]
Carrying Value	$ 32,049	$ 28,123	$ 27,707
Percent of Total	6.10%	7.70%	7.20%
Alternative Investments | Industry Risk | Utilities
Concentration Risk [Line Items]
Carrying Value	$ 29,865	$ 27,413	$ 28,043
Percent of Total	5.70%	7.50%	7.30%
Alternative Investments | Industry Risk | Energy
Concentration Risk [Line Items]
Carrying Value	$ 29,238	$ 27,242	$ 26,721
Percent of Total	5.60%	7.50%	6.90%
Alternative Investments | Industry Risk | Health care equipment and services
Concentration Risk [Line Items]
Carrying Value	$ 28,361	$ 23,094	$ 23,626
Percent of Total	5.40%	6.40%	6.10%
Alternative Investments | Industry Risk | Telecommunication services
Concentration Risk [Line Items]
Carrying Value	$ 28,910		$ 5,634
Percent of Total	5.50%		1.50%
Alternative Investments | Industry Risk | Other
Concentration Risk [Line Items]
Carrying Value		$ 121,755	$ 134,056
Percent of Total		33.60%	34.80%
Alternative Investments | Industry Risk | Other
Concentration Risk [Line Items]
Carrying Value	$ 162,762		$ 128,422
Percent of Total	31.10%		33.30%
Net Assets, Geographic Area | Geographic Concentration Risk
Concentration Risk [Line Items]
Carrying Value	$ 524,927	$ 363,332	$ 385,851
Percent of Total	100.00%	100.00%	100.00%
Net Assets, Geographic Area | Geographic Concentration Risk | North America
Concentration Risk [Line Items]
Carrying Value	$ 326,039	$ 223,714	$ 239,951
Percent of Total	62.10%	61.60%	62.20%
Net Assets, Geographic Area | Geographic Concentration Risk | Asia
Concentration Risk [Line Items]
Carrying Value	$ 88,183	$ 56,721	$ 62,016
Percent of Total	16.80%	15.60%	16.10%
Net Assets, Geographic Area | Geographic Concentration Risk | South America
Concentration Risk [Line Items]
Carrying Value	$ 39,406	$ 44,625	$ 41,423
Percent of Total	7.50%	12.30%	10.70%
Net Assets, Geographic Area | Geographic Concentration Risk | Europe
Concentration Risk [Line Items]
Carrying Value	$ 66,790	$ 36,654	$ 38,874
Percent of Total	12.70%	10.10%	10.10%
Net Assets, Geographic Area | Geographic Concentration Risk | Africa
Concentration Risk [Line Items]
Carrying Value	$ 4,509	$ 1,618	$ 3,587
Percent of Total	0.90%	0.40%	0.90%